Income taxes - Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
$
Income tax expense in international offices taxed at different rates	$ 695	$ 876	$ 232
Prior year tax adjustments	160	(79)	(55)
Change in valuation allowance	(2,429)	432	597
Other - net	203	55	313
Total tax (benefit) expense	$ (1,371)	$ 1,284	$ 1,087
%
Income tax expense in international offices taxed at different rates	0.40%	0.40%	0.20%
Prior year tax adjustments	0.10%	0.00%	0.00%
Change in valuation allowance	(1.40%)	0.20%	0.40%
Other - net	0.10%	0.00%	0.20%
Income tax (benefit) expense at effective tax rate	(0.80%)	0.70%	0.70%